PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Long term inflation rate	3.25%	3.50%
Annual increase in use of healthcare services according to age	4.00%	4.00%
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Nominal annual adjustment rate of pension benefits	3.25%	3.50%
Visao Multi
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	8.60%
Future salary growth rate	6.09%	6.40%
Visao Telefonica
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	8.56%
Future salary growth rate	4.50%	4.80%
Disability table ( as a percent)	50.00%	50.00%
Visao
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability		6.40%
Estimated retirement age	60 years	60 years
Mortality table for nondisabled individuals (as a percent)	50.00%	50.00%
Disability table ( as a percent)	50.00%	50.00%
PBS Assisted Plan (PBS-A)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability		7.40%
CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability		7.00%
PBS-A, Telefonica BD and CTB
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	8.61%
Estimated retirement age	57 years	57 years
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	60.00%	60.00%
Telefonica BD Plan
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability		7.70%
Future salary growth rate	4.32%	4.60%
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical expense growth rate	6.35%	6.60%
Medical service eligibility age	63 years
Mortality table for nondisabled individuals (as a percent)	10.00%	10.00%
Mortality table for disabled individuals (as a percent)	60.00%
Post-retirement health plans, Female participants
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age	59 years	59 years
Estimated retirement age	59 years	59 years
Post-retirement health plans, Male participants
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Medical service eligibility age		63 years
Estimated retirement age	63 years	63 years
PAMA and PCE
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	8.74%	7.70%
Mortality table for disabled individuals (as a percent)		40.00%
Law 9.656/1998
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Discount rate to present value of defined benefit liability	8.78%	7.90%
Mortality table for disabled individuals (as a percent)		60.00%